UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

          Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street
  Boston, MA 02110
(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
225 Franklin Street
   Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
March 31, 2020
Not Federally Insured | No Financial Institution Guarantee | May Lose Value
THEMATIC BETA ETFs
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Thematic Beta ETFs | Annual Report 2020
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Emerging Markets Consumer ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Columbia India Consumer ETF
Fund at a Glance 11
Manager Discussion of Fund Performance 13
Understanding Your Fund’s Expenses 15
Frequency Distribution of Premiums and Discounts 16
Portfolio of Investments 17
Statement of Assets and Liabilities 25
Statement of Operations 26
Statement of Changes in Net Assets 27
Financial Highlights 29
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 42
Federal Income Tax Information 43
Trustees and Officers 44
Liquidity Risk Management Program 49
Additional Information 50

FUND AT A GLANCE
Columbia EM Core ex-China ETF
Thematic Beta ETFs | Annual Report 2020 3
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since 2016
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisors,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2020)
Inception 1 Year Life
Market Price 09/02/15 -23.43 2.94
Net Asset Value 09/02/15 -23.25 2.94
Beta Thematic Emerging Markets
ex-China Index -24.55 1.45
MSCI Emerging Markets Index (Net) -17.69 3.62

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
4 Thematic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (September 2, 2015 — March 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Country breakdown (%) (at March 31, 2020 )
Brazil 10 .5
Chile 1 .4
India 13 .5
Indonesia 3 .5
Malaysia 5 .1
Mexico 2 .6
Philippines 2 .2
Poland 1 .8
Russia 5 .2
South Africa 4 .8
South Korea 17 .4
Taiwan 25 .7
Thailand 5 .5
Turkey 0 .5
United States
(a)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at March 31, 2020)
Communication Services 5 .9
Consumer Discretionary 5 .8
Consumer Staples 7 .7
Energy 9 .8
Financials 23 .1
Health Care 4 .6
Industrials 4 .5
Information Technology 26 .0
Materials 9 .3
Real Estate 0 .5
Utilities 2 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia EM Core ex-China ETF (XCEM)
Thematic Beta ETFs | Annual Report 2020 5
For the 12-month period that ended March 31, 2020, the Fund returned -23.25% based on net asset value (NAV) and
-23.43% based on market price. The Beta Thematic Emerging Markets ex-China Index returned -24.55%, and the MSCI
Emerging Markets Index (Net) returned -17.69% during the same time period.
The Fund’s NAV on March 31, 2019 was $25.40, and it ended the annual period on March 31, 2020 with a NAV of
$19.09. The Fund’s market price on March 31, 2020 was $19.13 per share.
Emerging market equities struggled amid rippling effects of global pandemic
Emerging market equities underperformed both U.S. and developed market international equities during the annual period. The MSCI Emerging Markets Index (Net) returned -17.69% during the annual period, as compared to S&P 500
Index and MSCI EAFE Index (Net) returns of -6.98% and -14.38%, respectively, for the same time period.
Emerging market equities, like the global equity markets broadly, started the annual period with signs of global economic growth bottoming out given the flexibility of central banks, supportive activity data and ongoing U.S.-China trade talks.
However, re-escalation of trade tensions as the second calendar quarter progressed demonstrated the precarious nature of the recovery. June 2019 ended on a modestly positive note following talks at the G20 summit and central banks indicating their readiness to ease, but emerging market equities overall were virtually flat for the second quarter of 2019 overall. The third quarter of 2019 was a volatile and challenging one for emerging market equities, as U.S.-China trade concerns hurt market sentiment, and the stronger U.S. dollar acted as a further negative headwind. All three major emerging markets regions, Asia, Latin America and EMEA (Europe, the Middle East and Africa), generated negative returns for the quarter. Emerging market equities then experienced a strong rebound in the final quarter of 2019. Investor risk aversion ebbed with the agreement in principle of a “Phase One” U.S.-China trade deal, further helped by a weaker U.S.
dollar.
The year 2020 began strongly for emerging market equities. Across emerging market regions, there were signs of a pick-
up in economic growth, notably in China and Brazil, especially with what seemed to be a thawing in U.S.-China relations following the signing of the “Phase One” trade deal in mid-January 2020. This was turned upside down with the arrival of
COVID-19, first in China and then the rest of the world. Instead of economic growth, investors feared what might be the steepest and fastest recession, globally, in history. The initial market reaction to the outbreak of the novel coronavirus in China, in January and early February 2020, was remarkably resilient. The “hyper” bear market then came on fast and led to dislocation in many areas. Market volatility increased dramatically with the spread of COVID-19, and the MSCI
Emerging Markets Index (Net) declined more than 15% in the month of March 2020 alone and more than 23% in the first calendar quarter of 2020.
Contributors and detractors
Constituents in consumer discretionary, financials and consumer staples detracted most from the Fund’s returns during the annual period. Constituents in the information technology, health care and industrials sectors contributed most positively to the Fund’s returns during the annual period.
From a country perspective, as compared to the MSCI Emerging Markets Index (Net), a lack of constituents in China,
Brazil and South Africa detracted most from returns during the annual period. Conversely, constituents in South Korea and Malaysia, and a lack of holdings in Saudi Arabia, contributed most positively to the Fund’s returns during the annual period.
As compared to the MSCI Emerging Markets Index (Net), having an out-of-benchmark position in India-based bank HDFC
Bank, Ltd. and not holding positions in China-based Internet retailer Alibaba Group Holdings and China-based Internet and mobile-focused media company Tencent Holdings detracted most. HDFC Bank produced a double-digit negative absolute return during the annual period, while Alibaba Group Holdings and Tencent Holdings each posted solid single-
digit positive absolute returns during the annual period. Positions in Taiwan-based integrated circuit manufacturer Taiwan
Semiconductor Manufacturing Co., Ltd., Brazilian multichannel retail platform operator of mobile, website and physical

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia EM Core ex-China ETF (XCEM)
6 Thematic Beta ETFs | Annual Report 2020
stores Magazine Luiza SA and South Korea-based biotechnology firm Celltrion, Inc. contributed most positively. Each generated a double-digit positive absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative Fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the
Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
Thematic Beta ETFs | Annual Report 2020 7
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since September 2016
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans
TM
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2020)
Inception 1 Year 5 Years Life
Market Price 09/14/10 -11.95 -4.92 0.59
Net Asset Value 09/14/10 -11.87 -4.85 0.63
Dow Jones Emerging Markets
Consumer Titans™ Index -11.29 -3.90 1.74
MSCI Emerging Markets Index (Net) -17.69 -0.37 0.32

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
8 Thematic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (September 14, 2010 — March 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Country breakdown (%) (at March 31, 2020 )
Brazil 5 .3
Chile 0 .8
China 54 .5
India 10 .1
Indonesia 2 .1
Mexico 2 .5
Russia 3 .9
Saudi Arabia 3 .6
South Africa 2 .8
Taiwan 10 .7
Thailand 2 .8
United Arab Emirates 0 .9
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at March 31, 2020)
Communication Services 41 .7
Consumer Discretionary 32 .8
Consumer Staples 25 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Emerging Markets Consumer ETF (ECON)
Thematic Beta ETFs | Annual Report 2020 9
For the 12-month period that ended March 31, 2020, the Fund returned -11.87% based on net asset value (NAV) and
-11.95% based on market price. The Dow Jones Emerging Markets Consumer Titans
TM
Index returned -11.29%, during the
same time period.
The Fund’s NAV on March 31, 2019 was $22.67, and it ended the annual period on March 31, 2020 with an NAV of
$19.65. The Fund’s market price on March 31, 2020 was $19.57 per share.
Emerging market equities struggled amid rippling effects of global pandemic
Emerging market equities underperformed both U.S. and developed market international equities during the annual period. The MSCI Emerging Markets Index (Net) returned -17.69% during the annual period, as compared to S&P 500
Index and MSCI EAFE Index (Net) returns of -6.98% and -14.38%, respectively, for the same time period.
Emerging market equities, like the global equity markets broadly, started the annual period with signs of global economic growth bottoming out given the flexibility of central banks, supportive activity data and ongoing U.S.-China trade talks.
However, re-escalation of trade tensions as the second calendar quarter progressed demonstrated the precarious nature of the recovery. June 2019 ended on a modestly positive note following talks at the G20 summit and central banks indicating their readiness to ease, but emerging market equities overall were virtually flat for the second quarter of 2019 overall. The third quarter of 2019 was a volatile and challenging one for emerging market equities, as U.S.-China trade concerns hurt market sentiment, and the stronger U.S. dollar acted as a further negative headwind. All three major emerging markets regions, Asia, Latin America and EMEA (Europe, the Middle East and Africa), generated negative returns for the quarter. Emerging market equities then experienced a strong rebound in the final quarter of 2019. Investor risk aversion ebbed with the agreement in principle of a “Phase One” U.S.-China trade deal, further helped by a weaker U.S.
dollar.
The year 2020 began strongly for emerging market equities. Across emerging market regions, there were signs of a pick-
up in economic growth, notably in China and Brazil, especially with what seemed to be a thawing in U.S.-China relations following the signing of the “Phase One” trade deal in mid-January 2020. This was turned upside down with the arrival of
COVID-19, first in China and then in the rest of the world. Instead of economic growth, investors feared what might be the steepest and fastest recession, globally, in history. The initial market reaction to the outbreak of the novel coronavirus in China, in January and early February 2020, was remarkably resilient. The “hyper” bear market then came on fast and led to dislocation in many areas. Market volatility increased dramatically with the spread of COVID-19, and the MSCI
Emerging Markets Index (Net) declined more than 15% in the month of March 2020 alone and more than 23% in the first calendar quarter.
Contributors and detractors
Not having any exposure to constituents in the information technology and health sectors and having exposure to constituents in the consumer discretionary sector detracted most from the Fund’s returns during the annual period. Not having any exposure to constituents in financials, energy and materials contributed most positively to the Fund’s returns during the annual period.
From a country perspective, constituents in Hong Kong, Chile and Taiwan detracted most from returns during the annual period. Conversely, constituents in China, Brazil and Saudi Arabia contributed most positively to the Fund’s returns during the annual period.
Positions in India-based diversified consumer products company ITC, Ltd. and China-based Internet search engine operator Baidu, Inc. and not holding a position in Taiwan-based integrated circuit manufacturer Taiwan Semiconductor
Manufacturing Co., Ltd. detracted most. ITC and Baidu each produced a double-digit negative absolute return during the annual period, while Taiwan Semiconductor Manufacturing generated a double-digit positive absolute return during the annual period. Positions in China-based online direct sales company JD.com, Inc., India-based consumer products manufacturer Hindustan Unilever, Ltd. and China-based Internet technology and software company NetEase, Inc.
contributed most positively. Each generated a double-digit absolute gain during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Emerging Markets Consumer ETF (ECON)
10 Thematic Beta ETFs | Annual Report 2020
it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers.
These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies.
The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained.
Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the
Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia India Consumer ETF
Thematic Beta ETFs | Annual Report 2020 11
Portfolio management
Christopher Lo, CFA
Portfolio Manager
Managed Fund since September 2016
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology. The index consists of common stocks listed on the primary exchange of India.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Average annual total returns (%) (for period ended March 31, 2020)
Inception 1 Year 5 Years Life
Market Price 08/10/11 -28.00 -3.08 5.01
Net Asset Value 08/10/11 -26.60 -2.68 5.20
Indxx India Consumer Index -26.51 -1.63 6.59
MSCI India Index (Net) -30.86 -3.50 0.37

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
12 Thematic Beta ETFs | Annual Report 2020
Performance of a hypothetical $10,000 investment (August 10, 2011 — March 31, 2020)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Equity sector breakdown (%) (at March 31, 2020)
Consumer Discretionary 45 .4
Consumer Staples 54 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia India Consumer ETF (INCO)
Thematic Beta ETFs | Annual Report 2020 13
For the 12-month period that ended March 31, 2020, the Fund returned -26.60% based on net asset value (NAV) and
-28.00% based on market price. The Indxx India Consumer Index returned -26.51% during the same time period.
The Fund’s NAV on March 31, 2019 was $42.08, and it ended the annual period on March 31, 2020 with an NAV of
$30.80. The Fund’s market price on March 31, 2020 was $30.32 per share.
Indian equities declined sharply amid rippling effects of global pandemic
The Indian equity market declined sharply during the annual period. The MSCI India Index (Net) returned -30.86% for the annual period, significantly underperforming the -17.69% return of the MSCI Emerging Markets Index (Net).
Emerging market equities, like the global equity markets broadly, started the annual period with signs of global economic growth bottoming out given the flexibility of central banks, supportive activity data and ongoing U.S.-China trade talks.
However, re-escalation of trade tensions as the second calendar quarter progressed demonstrated the precarious nature of the recovery. While June 2019 ended on a modestly positive note following talks at the G20 summit and central banks indicating their readiness to ease, emerging market equities overall were virtually flat for the second quarter of
2019 overall. Indian equities were similarly rather flat for the quarter. The Reserve Bank of India cut interest rates by
25 basis points in response to slower economic growth and low inflation, and Prime Minister Modi was re-elected to a second term, ensuring policy and policy reform continuity, which was welcomed by investors. The third quarter of 2019 was a volatile and challenging one for emerging market equities, as U.S.-China trade concerns hurt market sentiment and the stronger U.S. dollar acted as a further negative headwind. India’s equities initially declined on disappointment over its government’s new budget but then rebounded after its government introduced a host of stimulus measures.
Also boosting Indian equities was improved sentiment from President Modi’s announcement that taxes for domestic companies would be reduced to 25% from 35% in an effort to ignite economic growth and more closely align its taxes with those of other countries.
Emerging market equities then experienced a strong rebound in the final quarter of 2019. Investor risk aversion ebbed with the agreement of a “Phase One” U.S.-China trade deal, further helped by a weaker U.S. dollar. Despite faltering economic growth and lingering unrest surrounding Prime Minister Modi’s controversial citizenship law, Indian equities rallied, additionally supported by cuts in interest rates, better than market-expected corporate earnings and the Indian government’s plan to reduce corporate taxes.
The year 2020 began strongly for emerging market equities. Across emerging market regions, there were signs of a pick-up in economic growth, especially with what seemed to be a thawing in U.S.-China relations following the signing of the “Phase One” trade deal at the end of December 2019. This was turned upside down with the arrival of COVID-19, first in China and then the rest of the world. Instead of economic growth, investors feared what might be the steepest and fastest recession, globally, in history. The initial market reaction to the outbreak of the novel coronavirus in China, in January and early February 2020, was remarkably resilient. Market volatility then increased dramatically with the spread of COVID-19, and the MSCI Emerging Markets Index (Net) declined more than 15% in the month of March 2020 alone and more than 23% in the first calendar quarter. Even more dramatically, the MSCI India Index (Net) fell 25.13% in
March 2020 and 31.13% in the first quarter of 2020. Toward the end of the annual period, India became stricter with its population’s confinement. However, with the informal nature of India’s economy, it may be difficult for its government to plug the output gap.
Contributors and detractors
As compared to the MSCI India Index (Net), constituents in consumer discretionary, information technology and communication services detracted most from the Fund’s returns during the annual period. Constituents in the consumer staples, financials and materials sectors contributed most positively to the Fund’s returns during the annual period.
Positions in auto manufacturer Tata Motors, Ltd., automobile, farm equipment and automotive components manufacturer
Mahindra & Mahindra, Ltd. and automotive parts manufacturer Motherson Sumi Systems, Ltd. detracted most. Each generated a double-digit negative absolute return during the annual period. Positions in food products manufacturer
Nestle India, Ltd. and supermarket chain operator Avenue Supermarts, Ltd. and not holding a position in bank Axis Bank

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia India Consumer ETF (INCO)
14 Thematic Beta ETFs | Annual Report 2020
contributed most positively. Nestle India and Avenue Supermarts each produced a double-digit absolute gain during the annual period, while Axis Bank posted a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers.
These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies.
The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region, where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in narrowly focused sectors, such as consumer discretionary and consumer staples, may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Annual Report 2020 15
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended March 31, 2020.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF, account values at the end of the period would have been reduced.
October 1, 2019 — March 31, 2020
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 760.70 1,024.20 0.70 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 906.50 1,022.05 2.81 2.98 0.59
Columbia India Consumer ETF 1,000.00 1,000.00 745.50 1,021.05 3.45 3.99 0.79

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
16 Thematic Beta ETFs | Annual Report 2020
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through March 31, 2020.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia EM Core ex-China ETF
September 2, 2015 – March 31, 2020
0 – 49.9 324 192
50 -99.9 341 72
100 – 199.9 178 26
>200 14 5
Total 857 295
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Emerging Markets Consumer ETF
September 14, 2010 – March 31, 2020
0 – 49.9 933 646
50 -99.9 388 273
100 -199.9 59 77
> 200 8 19
Total 1388 1015
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia India Consumer ETF
August 10, 2011 – March 31, 2020
0 – 49.9 562 490
50 – 99.9 365 271
100 – 199.9 263 136
>200 63 24
Total 1253 921

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
March 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 17
Common Stocks - 94.7%
Issuer Shares Value ($)
Brazil - 6.6%
B3 SA - Brasil Bolsa Balcao 16,962 117,405
Banco do Brasil SA 13,238 71,185
BRF SA
(a)
6,217 18,088
Cia Brasileira de Distribuicao 4,578 58,556
Magazine Luiza SA 17,010 127,872
Petroleo Brasileiro SA ADR 23,214 127,677
TIM Participacoes SA 74,250 178,088
Vale SA 28,790 239,907
Total 938,778
Chile - 0.8%
Cia Cervecerias Unidas SA 7,296 50,249
Empresas COPEC SA 11,801 67,845
Total 118,094
India - 13.4%
Dr. Reddy's Laboratories, Ltd. ADR 6,461 260,572
HDFC Bank, Ltd. ADR 14,309 550,324
ICICI Bank, Ltd. ADR 56,169 477,437
Infosys, Ltd. ADR 59,139 485,531
Tata Motors, Ltd. ADR
(a)
10,703 50,518
Vedanta, Ltd. ADR 15,962 56,825
Wipro, Ltd. ADR 13,248 41,069
Total 1,922,276
Indonesia - 3.5%
PT Astra International Tbk 190,554 45,565
PT Bank Central Asia Tbk 174,136 294,942
PT Bank Mandiri Persero Tbk 291,763 83,719
PT Telekomunikasi Indonesia Persero Tbk 417,135 80,818
Total 505,044
Malaysia - 5.1%
Dialog Group Bhd 332,324 233,858
IHH Healthcare Bhd 136,514 163,058
Petronas Dagangan Bhd 29,648 145,220
Tenaga Nasional Bhd 65,776 183,016
Total 725,152
Mexico - 2.6%
Grupo Bimbo SAB de CV Series A 60,461 88,864
Grupo Mexico SAB de CV Series B 57,771 107,715
Wal-Mart de Mexico SAB de CV 71,354 169,570
Total 366,149
Philippines - 2.2%
Aboitiz Power Corp. 123,216 63,716
Bloomberry Resorts Corp. 25,412 2,998
Jollibee Foods Corp. 15,444 32,309
Manila Electric Co. 13,300 58,838
Puregold Price Club, Inc. 74,955 53,718
SM Investments Corp. 6,722 108,112
Total 319,691
Poland - 1.8%
Powszechna Kasa Oszczednosci Bank
Polski SA 23,639 128,738
Powszechny Zaklad Ubezpieczen SA 17,525 132,192
Total 260,930
Russia - 5.1%
Gazprom PJSC ADR 35,484 164,610
LUKOIL PJSC ADR 6,092 365,520
Sberbank of Russia PJSC ADR 21,527 205,153
Total 735,283
South Africa - 4.8%
Anglo American Platinum, Ltd. 1,308 55,234
Common Stocks (continued)
Issuer Shares Value ($)
AngloGold Ashanti, Ltd. 8,052 143,868
Bid Corp., Ltd. 10,275 122,357
Bidvest Group, Ltd. (The) 11,157 91,330
FirstRand, Ltd. 28,774 64,878
Foschini Group, Ltd. (The) 15,866 60,115
Kumba Iron Ore, Ltd. 491 7,699
Nedbank Group, Ltd. 9,081 42,029
Sasol, Ltd.
(a)
5,377 11,118
Shoprite Holdings, Ltd. 12,267 85,855
Total 684,483
South Korea - 17.4%
Celltrion , Inc.
(a)
1,215 228,614
Hana Financial Group, Inc. 3,166 60,077
Hyundai Mobis Co., Ltd. 468 65,163
Hyundai Motor Co. 1,427 103,976
KB Financial Group, Inc. 5,898 167,393
Kia Motors Corp. 3,809 81,352
KT&G Corp. 1,306 80,140
LG Electronics, Inc. 1,692 66,993
POSCO 809 106,994
Samsung Electro-Mechanics Co., Ltd. 995 79,855
Samsung Electronics Co., Ltd. 24,303 953,274
Shinhan Financial Group Co., Ltd. 6,036 141,808
SK Hynix, Inc. 5,107 349,458
Total 2,485,097
Taiwan - 25.5%
ASE Technology Holding Co., Ltd. 29,700 57,551
Catcher Technology Co., Ltd. 11,448 74,007
Chang Hwa Commercial Bank, Ltd. 148,124 93,308
China Steel Corp. 178,287 111,719
Chipbond Technology Corp. 50,469 82,609
Chunghwa Telecom Co., Ltd. 58,415 207,649
CTBC Financial Holding Co., Ltd. 157,695 93,340
Eva Airways Corp. 186,940 54,954
Far Eastern New Century Corp. 145,182 108,257
Far EasTone Telecommunications Co., Ltd. 101,455 212,360
Formosa Chemicals & Fibre Corp. 23,504 52,073
Formosa Petrochemical Corp. 23,132 62,263
Formosa Plastics Corp. 55,753 138,454
Formosa Taffeta Co., Ltd. 73,600 74,959
Hon Hai Precision Industry Co., Ltd. 99,687 230,416
Largan Precision Co., Ltd. 820 103,851
Makalot Industrial Co., Ltd. 8,833 30,961
MediaTek , Inc. 12,779 138,390
Nan Ya Plastics Corp. 79,097 143,068
President Chain Store Corp. 17,728 165,899
Taiwan Business Bank 268,134 85,916
Taiwan Mobile Co., Ltd. 45,672 150,873
Taiwan Semiconductor Manufacturing Co.,
Ltd. 121,378 1,099,733
Uni -President Enterprises Corp. 37,365 81,052
Total 3,653,662
Thailand - 5.4%
BTS Group Holdings PCL NVDR 1,018,294 282,364
CP ALL PCL NVDR 39,298 73,046
Home Product Center PCL NVDR 221,713 74,991
Ratch Group PCL 52,792 91,693
Siam Cement PCL (The) 6,401 63,196
Siam Commercial Bank PCL (The) 31,813 67,130
Tesco Lotus Retail Growth Freehold &
Leasehold Property Fund 162,913 75,456

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Thematic Beta ETFs | Annual Report 2020
Notes to Portfolio of Investments
Abbreviation Legend
Common Stocks (continued)
Issuer Shares Value ($)
Thai Union Group PCL NVDR 122,329 51,440
Total 779,316
Turkey - 0.5%
Tupras Turkiye Petrol Rafinerileri AS
(a)
5,889 67,466
Total Common Stocks
(Cost: $16,656,558) 13,561,421
Preferred Stocks - 4.5%
Issuer Shares Value ($)
Brazil - 3.9%
Banco Bradesco SA Preference Shares 29,315 117,394
Itau Unibanco Holding SA Preference Shares 40,931 182,219
Itausa - Investimentos Itau SA Preference
Shares 62,829 106,237
Petroleo Brasileiro SA Preference Shares 56,375 152,062
Total 557,912
Preferred Stocks (continued)
Issuer Shares Value ($)
Chile - 0.6%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,434 78,727
Total Preferred Stocks
(Cost: $1,025,460) 636,639
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.516%
(b)
48,901 48,901
Total Money Market Funds
(Cost $48,901) 48,901
Total Investments in Securities
(Cost: $17,730,919) 14,246,961
Other Assets & Liabilities, Net 74,288
Net Assets 14,321,249
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at March 31, 2020.
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 19
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 938,778 – – 938,778
Chile 118,094 – – 118,094
India 1,922,276 – – 1,922,276
Indonesia 505,044 – – 505,044
Malaysia 725,152 – – 725,152
Mexico 366,149 – – 366,149
Philippines 319,691 – – 319,691
Poland 260,930 – – 260,930
Russia 735,283 – – 735,283
South Africa 684,483 – – 684,483
South Korea 2,485,097 – – 2,485,097
Taiwan 3,653,662 – – 3,653,662
Thailand 779,316 – – 779,316
Turkey 67,466 – – 67,466
Total Common Stocks 13,561,421 – – 13,561,421
Preferred Stocks
Brazil 557,912 – – 557,912
Chile 78,727 – – 78,727
Total Preferred Stocks 636,639 – – 636,639
Money Market Funds 48,901 – – 48,901
Total Investments in Securities 14,246,961 – – 14,246,961
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
March 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Thematic Beta ETFs | Annual Report 2020
Common Stocks - 98.4%
Issuer Shares Value ($)
Brazil - 4.2%
Cia Brasileira de Distribuicao 70,414 900,641
Lojas Renner SA 360,519 2,332,745
Petrobras Distribuidora SA 327,355 978,922
Raia Drogasil SA 118,306 2,323,192
TIM Participacoes SA 362,038 868,344
Total 7,403,844
Chile - 0.8%
Cencosud SA 609,813 636,851
S.A.C.I. Falabella 329,706 729,568
Total 1,366,419
China - 54.2%
58.com, Inc. ADR
(a)
29,239 1,424,524
Alibaba Group Holding, Ltd. ADR
(a)
44,775 8,707,842
ANTA Sports Products, Ltd. 323,647 2,378,007
Autohome , Inc. ADR
(a)
17,933 1,273,602
Baidu, Inc. ADR
(a)
84,984 8,565,537
BYD Co., Ltd. Class H 193,474 1,010,940
China Mengniu Dairy Co., Ltd.
(a)
856,794 2,979,086
China Mobile, Ltd. 1,282,978 9,542,593
China Resources Beer Holdings Co., Ltd. 430,491 1,966,143
China Telecom Corp., Ltd. Class H 4,379,604 1,327,855
China Tower Corp. Ltd. Class H
(b)
13,990,906 3,140,819
China Unicom Hong Kong, Ltd. 1,834,740 1,058,108
Dongfeng Motor Group Co., Ltd. Class H 784,400 517,138
Geely Automobile Holdings, Ltd. 1,615,828 2,384,894
Guangzhou Automobile Group Co., Ltd.
Class H 890,522 895,014
Haier Electronics Group Co., Ltd. 380,707 1,014,282
Hengan International Group Co., Ltd. 221,516 1,667,607
JD.com, Inc. ADR
(a)
213,774 8,657,847
NetEase , Inc. ADR 21,809 6,999,817
New Oriental Education & Technology Group,
Inc. ADR
(a)
37,498 4,058,784
TAL Education Group ADR
(a)
121,611 6,477,002
Tencent Holdings, Ltd. 187,453 9,195,014
Trip.com Group Ltd. ADR
(a)
129,027 3,025,683
Want Want China Holdings, Ltd. 1,998,251 1,448,886
Yum China Holdings, Inc. 118,632 5,057,282
Total 94,774,306
India - 10.0%
Hero MotoCorp, Ltd. 44,343 935,760
Hindustan Unilever, Ltd. 310,514 9,434,298
ITC, Ltd. 1,324,264 3,005,583
Mahindra & Mahindra, Ltd. 275,828 1,038,941
Maruti Suzuki India, Ltd. 54,756 3,103,850
Total 17,518,432
Indonesia - 2.1%
PT Astra International Tbk 4,413,579 1,055,362
PT Telekomunikasi Indonesia Persero Tbk 10,367,924 2,008,746
PT Unilever Indonesia Tbk 1,247,749 554,640
Total 3,618,748
Mexico - 2.5%
Coca-Cola Femsa SAB de CV 81,265 331,341
Fomento Economico Mexicano SAB de CV
Series UBD 287,585 1,755,722
Grupo Televisa SAB Series CPO 391,485 455,579
Wal-Mart de Mexico SAB de CV 783,529 1,862,026
Total 4,404,668
Russia - 3.8%
Magnit PJSC GDR 170,876 1,531,391
Common Stocks (continued)
Issuer Shares Value ($)
X5 Retail Group NV GDR 50,451 1,362,177
Yandex NV Class A
(a)
112,301 3,823,849
Total 6,717,417
Saudi Arabia - 3.6%
Saudi Telecom Co. 268,029 6,242,357
South Africa - 2.8%
Shoprite Holdings, Ltd. 288,576 2,019,709
Vodacom Group, Ltd. 442,284 2,897,629
Total 4,917,338
Taiwan - 10.6%
Chunghwa Telecom Co., Ltd. 1,722,556 6,123,200
Hotai Motor Co., Ltd. 160,258 2,601,944
President Chain Store Corp. 254,407 2,380,741
Taiwan Mobile Co., Ltd. 738,633 2,440,006
Uni -President Enterprises Corp. 2,317,409 5,026,934
Total 18,572,825
Thailand - 2.8%
Advanced Info Service PCL 278,300 1,704,527
CP ALL PCL 1,145,105 2,128,480
Thai Beverage PCL 2,416,944 1,026,970
Total 4,859,977
United Arab Emirates - 1.0%
Emirates Telecommunications Group Co.
PJSC 435,638 1,662,781
Total Common Stocks
(Cost: $200,425,220) 172,059,112
Preferred Stock - 1.0%
Issuer Shares Value ($)
Brazil - 1.0%
Telefonica Brasil SA Preference Shares
(Cost: $2,376,739) 187,683 1,789,405
Total Preferred Stock
(cost $2,376,739) 1,789,405
Total Investments in Securities
(Cost: $202,801,959) 173,848,517
Other Assets & Liabilities, Net 1,072,673
Net Assets 174,921,190

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 21
Notes to Portfolio of Investments
Abbreviation Legend
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31,
2020, the net value of these securities amounted to $3,140,819 which represents 1.80% of net assets.
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2020:

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Thematic Beta ETFs | Annual Report 2020
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 7,403,844 – – 7,403,844
Chile 1,366,419 – – 1,366,419
China 94,774,306 – – 94,774,306
India 17,518,432 – – 17,518,432
Indonesia 3,618,748 – – 3,618,748
Mexico 4,404,668 – – 4,404,668
Russia 6,717,417 – – 6,717,417
Saudi Arabia 6,242,357 – – 6,242,357
South Africa 4,917,338 – – 4,917,338
Taiwan 18,572,825 – – 18,572,825
Thailand 4,859,977 – – 4,859,977
United Arab Emirates 1,662,781 – – 1,662,781
Total Common Stocks 172,059,112 – – 172,059,112
Preferred Stocks
Brazil 1,789,405 – – 1,789,405
Total Preferred Stocks 1,789,405 – – 1,789,405
Total Investments in Securities 173,848,517 – – 173,848,517
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
March 31, 2020
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 23
Notes to Consolidated Portfolio of Investments
Common Stocks - 99.6%
Issuer Shares Value ($)
Consumer Discretionary - 45.2%
Bajaj Auto, Ltd. 111,801 2,988,725
Balkrishna Industries, Ltd. 88,741 928,627
Bata India, Ltd. 68,163 1,109,241
Bharat Forge, Ltd. 290,220 901,336
Bosch, Ltd. 9,811 1,218,482
Eicher Motors, Ltd. 15,554 2,692,535
Hero MotoCorp, Ltd. 144,735 3,054,307
Jubilant Foodworks , Ltd. 85,744 1,667,758
Mahindra & Mahindra, Ltd. 649,214 2,445,347
Maruti Suzuki India, Ltd. 47,438 2,689,029
Motherson Sumi Systems, Ltd. 1,373,907 1,108,733
MRF, Ltd. 3,038 2,335,766
Page Industries, Ltd. 4,745 1,063,986
Rajesh Exports, Ltd. 68,445 495,483
Tata Motors, Ltd.
(a)
2,195,378 2,061,851
Titan Co., Ltd. 246,081 3,037,171
Whirlpool of India, Ltd. 35,969 864,811
Total 30,663,188
Consumer Staples - 54.4%
Avenue Supermarts , Ltd.
(a),(b)
136,378 3,943,449
Britannia Industries Ltd. 99,234 3,527,176
Colgate-Palmolive India, Ltd. 150,127 2,485,935
Dabur India, Ltd. 610,888 3,634,178
Common Stocks (continued)
Issuer Shares Value ($)
Godrej Consumer Products, Ltd. 417,900 2,877,193
Hindustan Unilever, Ltd. 139,696 4,244,361
ITC, Ltd. 1,682,418 3,818,459
Marico, Ltd. 579,733 2,106,239
Nestle India, Ltd. 18,612 4,010,334
Procter & Gamble Hygiene & Health Care,
Ltd. 10,765 1,461,305
Tata Consumer Products Ltd. 469,470 1,829,755
United Breweries, Ltd. 74,611 906,215
United Spirits, Ltd.
(a)
312,999 2,004,981
Total 36,849,580
Total Common Stocks
(Cost: $75,068,687) 67,512,768
Money Market Funds - 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.516%
(c)
46,078 46,078
Total Money Market Funds
(cost $46,078) 46,078
Total Investments in Securities
(Cost: $75,114,765) 67,558,846
Other Assets & Liabilities, Net 205,215
Net Assets 67,764,061
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule
144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31,
2020, the net value of these securities amounted to $3,943,449 which represents 5.82% of net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2020.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Thematic Beta ETFs | Annual Report 2020
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2020:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 30,663,188 – – 30,663,188
Consumer Staples 36,849,580 – – 36,849,580
Total Common Stocks 67,512,768 – – 67,512,768
Money Market Funds 46,078 – – 46,078
Total Investments in Securities 67,558,846 – – 67,558,846
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 25
5d
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $17,730,919, $202,801,959 and $75,114,765, respectively) $14,246,961 $173,848,517 $67,558,846
Cash – – 212,300
Foreign currency (cost $–, $2,125,646 and $41,859, respectively) – 2,125,647 41,859
Receivable for:
Investments sold – 2,089,314 –
Dividends 75,960 169,605 169
Foreign tax reclaims 474 26,630 –
Reimbursement due from Investment Manager – 1,601 –
Total assets 14,323,395 178,261,314 67,813,174
Liabilities
Due to custodian – 2,320,574 –
Payable for:
Capital shares purchased – 921,753 –
Investment management fees 2,109 97,797 49,063
Accrued expenses and other liabilities 37 – 50
Total liabilities 2,146 3,340,124 49,113
Net assets applicable to outstanding capital stock $14,321,249 $174,921,190 $67,764,061
Represented by:
Paid-in capital $18,233,651 $413,884,997 $80,021,785
Total distributable loss (3,912,402) (238,963,807) (12,257,724)
Total — representing net assets applicable to outstanding capital stock $14,321,249 $174,921,190 $67,764,061
Shares outstanding 750,000 8,900,000 2,200,000
Net asset value per share $19.09 $19.65 $30.80

STATEMENT OF OPERATIONS
For the Year Ended March 31, 2020
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Thematic Beta ETFs | Annual Report 2020
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $ 460,142 $ 4,970,908 $ 1,652,707
Foreign taxes withheld (67,543) (477,645) –
Total income 392,599 4,493,263 1,652,707
Expenses:
Excise tax 42 – –
Investment management fees 25,386 1,471,340 820,441
Mauritius taxes paid – 15,832 40,219
Overdraft expense 5 18,928 21,195
Total expenses 25,433 1,506,100 881,855
Fees waived by the Investment Manager and its affiliates – (3,667) –
Total net expenses 25,433 1,502,433 881,855
Net investment income 367,166 2,990,830 770,852
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers 68,311 (6,339,472) 32,176
In-kind transactions – 838,692 –
Foreign currency translations (23,363) (273,528) (152,458)
Net realized gain (loss) 44,948 (5,774,308) (120,282)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (5,278,064) (22,917,002) (28,225,200)
Foreign capital gains tax – – 577,251
Foreign currency translations (3,088) (18,081) 396
Net change in unrealized depreciation (5,281,152) (22,935,083) (27,647,553)
Net realized and unrealized loss (5,236,204) (28,709,391) (27,767,835)
Net decrease in net assets resulting from operations $(4,869,038) $(25,718,561) $(26,996,983)

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 27
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Year Ended
March 31,
2020
Year Ended
March 31,
2019
Year Ended
March 31,
2020
Year Ended
March 31,
2019
(a)(b)
Operations
Net investment income $ 367,166 $ 236,852 $ 2,990,830 $ 5,131,130
Net realized gain (loss) 44,948 (415,704) (5,774,308) (20,154,637)
Net change in unrealized depreciation (5,281,152) (422,429) (22,935,083) (89,095,835)
Net decrease in net assets resulting from operations (4,869,038) (601,281) (25,718,561) (104,119,342)
Distributions to shareholders
Net investment income and net realized gains (352,464) (269,920) (4,114,374) (2,714,200)
Shareholder transactions
Proceeds from shares sold 8,111,660 2,491,783 – –
Cost of shares redeemed – – (85,364,536) (412,983,788)
Transaction fees – – – 24,964
Net increase (decrease) in net assets resulting from shareholder transactions 8,111,660 2,491,783 (85,364,536) (412,958,824)
Increase (decrease) in net assets 2,890,158 1,620,582 (115,197,471) (519,792,366)
Net Assets:
Net assets at beginning of year 11,431,091 9,810,509 290,118,661 809,911,027
Net assets at end of year $ 14,321,249 $ 11,431,091 $ 174,921,190 $ 290,118,661
Capital stock activity
Shares outstanding, beginning of year 450,000 350,000 12,800,000 30,750,000
Subscriptions 300,000 100,000 – –
Redemptions – – (3,900,000) (17,950,000)
Shares outstanding, end of year 750,000 450,000 8,900,000 12,800,000
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Thematic Beta ETFs | Annual Report 2020
Columbia India Consumer ETF
(Consolidated)
Year Ended
March 31,
2020
Year Ended
March 31,
2019
Operations
Net investment income $ 770,852 $ 362,258
Net realized gain (loss) (120,282) 2,622,524
Net change in unrealized depreciation (27,647,553) (14,477,422)
Net decrease in net assets resulting from operations (26,996,983) (11,492,640)
Distributions to shareholders
Net investment income and net realized gains (299,950) (167,832)
Shareholder transactions
Cost of shares redeemed (35,375,250) (2,192,452)
Net decrease in net assets resulting from shareholder transactions (35,375,250) (2,192,452)
Decrease in net assets (62,672,183) (13,852,924)
Net Assets:
Net assets at beginning of year 130,436,244 144,289,168
Net assets at end of year $ 67,764,061 $ 130,436,244
Capital stock activity
Shares outstanding, beginning of year 3,100,000 3,150,000
Subscriptions – –
Redemptions (900,000) (50,000)
Shares outstanding, end of year 2,200,000 3,100,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 29
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia EM Core ex-China ETF
Year Ended March 31,
2016
(a)
2020 2019 2018 2017
Per share data
Net asset value, beginning of
year
$25.40 $28.03 $24.91 $21.23 $20.00
Income (loss) from investment operations:
Net investment income 0.69 0.65 0.66 0.41 0.22
Net realized and unrealized gain (loss) (6.41) (2.51) 4.83 3.55 1.52
Total from investment operations (5.72) (1.86) 5.49 3.96 1.74
Less distributions to shareholders:
Net investment income (0.59) (0.62) (0.61) (0.28) (0.51)
Net realized gains – (0.15) (1.76) – –
Total distribution to shareholders (0.59) (0.77) (2.37) (0.28) (0.51)
Net asset value, end of
year
$19.09 $25.40 $28.03 $24.91 $21.23
Total Return at NAV (23.25)% (6.38)% 22.76% 18.83% 8.98%
Total Return at Market (23.43)% (7.37)% 20.45% 23.20% 8.49%
Ratios to average net assets:
Total gross expenses
(b)
0.19%
(c)
0.47%
(d)
0.70%
(e)
0.70% 0.70%
(f)
Total net expenses
(b)(g)
0.19%
(c)
0.35%
(d)
0.35%
(e)
0.35% 0.35%
(f)
Net Investment income 2.70% 2.54% 2.40% 1.80% 1.92%
(f)
Supplemental data
Net assets, end of
year
(in thousands) $14,321 $11,431 $9,811 $11,209 $1,062
Portfolio turnover 14% 24% 37% 30% 45%
Notes to Financial Highlights
(a) Based on operations from September 2, 2015 (commencement of operations) through the stated period end.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Annualized.
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
30 Thematic Beta ETFs | Annual Report 2020
Columbia Emerging Markets Consumer ETF
Year Ended March 31,
2020 2019
(a)(b)
2018
(a)
2017
(a)
2016
(a)
Per share data
Net asset value, beginning of
year
$ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60 $ 26 .45
Income (loss) from investment operations:
Net investment income 0 .27 0 .25 0 .10 0 .18 0 .21
Net realized and unrealized gain (loss) ( 2 .90 ) ( 3 .72 ) 1 .59 2 .13 ( 3 .83 )
Total from investment operations ( 2 .63 ) ( 3 .47 ) 1 .69 2 .31 ( 3 .62 )
Less distributions to shareholders:
Net investment income ( 0 .39 ) ( 0 .20 ) ( 0 .10 ) ( 0 .16 ) ( 0 .23 )
Net asset value, end of
year
$ 19 .65 $ 22 .67 $ 26 .34 $ 24 .75 $ 22 .60
Total Return at NAV ( 11 .87 ) % ( 13 .08 ) % 6 .81% 10 .35% ( 13 .63 ) %
Total Return at Market ( 11 .95 ) % ( 13 .90 ) % 7 .16% 10 .75% ( 13 .64 ) %
Ratios to average net assets:
Total gross expenses
(c)
0 .60%
(d)
0 .61%
(e)
0 .81%
(f)
0 .85%
(g)
0 .85%
Total net expenses
(c)(h)
0 .60%
(d)
0 .61%
(e)
0 .81%
(f)
0 .85%
(g)
0 .85%
Net Investment income 1 .20% 1 .07% 0 .37% 0 .77% 0 .86%
Supplemental data
Net assets, end of
year
(in thousands) $ 174,921 $ 290,119 $ 809,911 $ 741,171 $ 612,360
Portfolio turnover 37% 61% 27% 17% 32%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3). Effective August 1, 2019 through July 31, 2020, the Investment Manager has contractually agreed to limit the Fund's operating expenses to the annual rate of 0.59% of Fund's average daily net assets, inclusive of any overdraft charges (as defined in Note 3).
(e) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(f) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(g) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2020 31
Columbia India Consumer ETF (Consolidated)
Year Ended March 31,
2020 2019 2018 2017 2016
Per share data
Net asset value, beginning of
year
$42.08 $45.81 $38.31 $31.16 $35.48
Income (loss) from investment operations:
Net investment income (loss) 0.29 0.12 0.01 (0.03) 0.04
Net realized and unrealized gain (loss) (11.45) (3.80) 7.52 7.21 (4.36)
Total from investment operations (11.16) (3.68) 7.53 7.18 (4.32)
Less distributions to shareholders:
Net investment income (0.12) (0.05) (0.03) (0.03) –
Net asset value, end of
year
$30.80 $42.08 $45.81 $38.31 $31.16
Total Return at NAV (26.60)% (8.03)% 19.64% 23.06% (12.18)%
Total Return at Market (28.00)% (8.44)% 19.98% 23.67% (12.57)%
Ratios to average net assets:
Total gross expenses
(a)
0.81%
(b)
0.77%
(c)
0.87%
(d)
0.89%
(e)
0.89%
Total net expenses
(a)(f)
0.81%
(b)
0.77%
(c)
0.87%
(d)
0.89%
(e)
0.89%
Net Investment income (loss) 0.70% 0.26% 0.01% (0.09)% 0.13%
Supplemental data
Net assets, end of
year
(in thousands) $67,764 $130,436 $144,289 $88,102 $71,679
Portfolio turnover 11% 15% 28% 31% 47%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(c) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2017 attributed to tax expense, which is outside the Unitary Fee (as defined in
Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2020
32 Thematic Beta ETFs | Annual Report 2020
Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end registered investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are currently classified as non-
diversified funds.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the account of EG Shares India Consumer Mauritius, a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius
(Mauritius). All inter-company accounts and transactions have been eliminated in consolidations.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF has historically relied on a tax treaty between India and Mauritius for relief from certain
Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-
Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from sales of Indian shares after March 31,
2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by India on Columbia
India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 62.7% 42,516,632 1,234,500 3,071,924 (18,615,879)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
Thematic Beta ETFs | Annual Report 2020 33
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange.
Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
34 Thematic Beta ETFs | Annual Report 2020
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
Thematic Beta ETFs | Annual Report 2020 35
the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
The effective management services fee rate for the year ended March 31, 2020 was as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred
Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to
100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for the deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed
Effective June 1, 2019 Prior to June 1, 2019
Fund Assets (billions)
Investment
management fee
rate (%) Assets (billions)
Investment
management fee
rate (%)
Columbia EM Core ex-China ETF All 0.16 All 0.35
Columbia Emerging Markets Consumer ETF All 0.59 All 0.59
Columbia India Consumer ETF All 0.75 All 0.75
Fund
Effective investment
management fee rate
(%)
Columbia EM Core ex-China ETF 0.19
Columbia Emerging Markets Consumer ETF 0.59
Columbia India Consumer ETF 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
36 Thematic Beta ETFs | Annual Report 2020
and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and other exchange-traded funds), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from the Investment Manager and the Fund. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2020, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, late year ordinary losses, capital loss carry forward, foreign capital gains tax, redemption in kind, and passive foreign investment company (PFIC) holdings. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets in the Statement of Assets and
Liabilities.
Temporary differences do not require reclassifications. In the Statement of Assets and Liabilities the following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2020, the components of distributable earnings on a tax basis were as follows:
Fund
August 1, 2019 through
July 31, 2020
Columbia Emerging Markets Consumer ETF 0.59%
Funds
Undistributed net
investment income ($)
Accumulated net
realized gain (loss) ($)
Paid-in capital increase
(decrease) ($)
Columbia EM Core ex-China ETF (23,321) 23,363 (42)
Columbia Emerging Markets Consumer ETF (164,101) (141,214) 305,315
Columbia India Consumer ETF (152,936) 152,936 -
Year Ended March 31, 2020 Year Ended March 31, 2019
Fund
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Columbia EM Core ex-China ETF 352,464 - 352,464 224,521 45,399 269,920
Columbia Emerging Markets Consumer ETF 4,114,374 - 4,114,374 2,714,200 - 2,714,200
Columbia India Consumer ETF 299,950 - 299,950 167,832 - 167,832
Funds
Undistributed ordinary
income/(loss)
~
1
($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 43,530 - (382,376) (3,573,556)
Columbia Emerging Markets Consumer ETF (140,345) - (208,252,819) (30,570,643)
Columbia India Consumer ETF 152,774 - (1,946,318) (10,464,180)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
Thematic Beta ETFs | Annual Report 2020 37
1
Includes late year ordinary loss, if any.
At March 31, 2020, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforward, determined at March 31, 2020, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:
Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date, if any, may be more likely to expire unused.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2020, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2020.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2020, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 17,817,122 968,368 (4,538,529) (3,570,161)
Columbia Emerging Markets Consumer ETF 204,398,967 14,543,174 (45,093,624) (30,550,450)
Columbia India Consumer ETF 78,023,423 12,981,907 (23,446,484) (10,464,577)
Funds
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($) Expired ($)
Columbia EM Core ex-China ETF 35,079 347,297 382,376 - -
Columbia Emerging Markets
Consumer ETF 6,466,467 201,786,352 208,252,819 - -
Columbia India Consumer ETF 1,946,318 - 1,946,318 571,954 -
Funds
Late year ordinary
losses ($)
Post-October capital
losses($)
Columbia EM Core ex-China ETF - -
Columbia Emerging Markets Consumer ETF 140,345 -
Columbia India Consumer ETF - -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 6,377,259 1,885,639
Columbia Emerging Markets Consumer ETF 89,656,807 121,791,508
Columbia India Consumer ETF 11,583,352 46,814,348

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
38 Thematic Beta ETFs | Annual Report 2020
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2020, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended March 31, 2020, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
This agreement expires annually in December unless extended or renewed.
During the year ended March 31, 2020, Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and
Columbia India Consumer ETF had no borrowings.
Significant risks
Communication Services concentration risk
Columbia Emerging Markets Consumer ETF may be more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors.
Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete.
Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do
so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective underlying index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Fund Contributions ($)
Columbia EM Core ex-China ETF 3,559,418
Columbia Emerging Markets Consumer ETF -
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 54,002,829 54,841,521 838,692
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
Thematic Beta ETFs | Annual Report 2020 39
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the consumer discretionary/staples sectors (specifically the consumer discretionary/staples sectors of India for the
Columbia India Consumer ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The success of consumer discretionary/staples suppliers and retailers is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Country and regional risk
Each Fund will invest in specific countries or geographic regions to approximately the same extent as its underlying index. To the extent that a Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of a
Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect that Fund’s performance.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
India concentration risk
Because Columbia India Consumer ETF invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a greater variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its respective Subsidiary historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
40 Thematic Beta ETFs | Annual Report 2020
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF may be more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events –
could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2020
Thematic Beta ETFs | Annual Report 2020 41
population, restricted business travel, and provided resources for complying with the guidance from the World Health
Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the
Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

42 Thematic Beta ETFs | Annual Report 2020
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF (three of the funds constituting Columbia ETF Trust II, hereafter collectively referred to as the "Funds") as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March
31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the four years in the period ended March 31, 2020 in conformity with accounting principles generally accepted in the United States of
America.
The financial statements of Columbia EM Core ex-China ETF as of March 31, 2016 and for the period September 2,
2015 (commencement of operations) through March 31, 2016 and the financial highlights for the period then ended
(not presented herein, other than the financial highlights) and the financial statements of Columbia Emerging Markets
Consumer ETF and Columbia India Consumer ETF as of and for the year ended March 31, 2016 and the financial highlights for the year then ended (not presented herein, other than the financial highlights) were audited by other auditors whose report dated May 26, 2016 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 21, 2020
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Thematic Beta ETFs | Annual Report 2020 43
The Funds hereby designate the following tax attributes for the ﬁscal year ended March 31, 2020 . Shareholders will be notiﬁed in early 2021 of the amounts for use in preparing 2020 income tax returns.
Qualiﬁed dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the ﬁscal year that represents qualiﬁed dividend income subject to reduced tax rates.
Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
Funds
Qualified
dividend
income
Foreign
taxes
paid
Foreign
taxes
paid per
share
Foreign
source
income
Foreign
source
income
per share
Columbia EM Core ex-China ETF 56.34% $67,468 $0.09 $458,594 $0.61
Columbia Emerging Markets
Consumer ETF 81.95% $841,922 $0.09 $4,943,674 $0.56
Columbia India Consumer ETF 100.00% $- $- $- $-

TRUSTEES AND OFFICERS
44 Thematic Beta ETFs | Annual Report 2020
The Board oversees the Funds’ operations and appoints ofﬁcers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past ﬁve years, although speciﬁc titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not afﬁliated with the Investment Manager generally may serve through the end of the calendar year in which they reach the mandatory retirement age established by the Board.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
117 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January-July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018
117 Trustee, BlueCross
BlueShield of Minnesota
since 2009
(Chair of the Business
Development Committee
2014-2017; Chair of the
Governance Committee
since 2017); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January
2017-July 2017

TRUSTEES AND OFFICERS
(continued)
Thematic Beta ETFs | Annual Report 2020 45
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
117 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, DR Bank (Audit
Committee) since 2017;
Director, Evercore Inc.
(Audit Committee,
Nominating and
Governance Committee)
since 2019
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
117 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
since 2010; Board
of Directors, The MA
Business Roundtable
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
117 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Chair of the Board
since 1/20;
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
117 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)

TRUSTEES AND OFFICERS
(continued)
46 Thematic Beta ETFs | Annual Report 2020
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero c/o
Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
117 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
Renaissance Reinsurance
Ltd. since May 2008;
former Trustee, BofA
Funds Series Trust (11
funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
117 Director, BlueCross
BlueShield of South
Carolina since April 2008;
Trustee, Hollingsworth
Funds since 2016
(previously Board Chair
from 2016-2019);
Advisory Board member,
Duke Energy Corp. since
October 2016; Chair of
the Duke Endowment;
Chair of Greenville –
Spartanburg Airport
Commission; former
Trustee, BofA Funds
Series Trust (11 funds),
2003-2011; former
Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
115 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
Thematic Beta ETFs | Annual Report 2020 47
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.Boston , MA
02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chief Executive Officer, Global Asset
Management, Ameriprise Financial, Inc.
since September 2012; Chairman of the
Board and President, Columbia Management
Investment Advisers, LLC since July
2004 and February 2012, respectively;
Chairman of the Board and Chief Executive
Officer, Columbia Management Investment
Distributors, Inc. since November 2008 and
February 2012, respectively; Chairman of
the Board and Director, Threadneedle Asset
Management Holdings, Sàrl since March
2013 and December 2008, respectively;
senior executive of various entities affiliated
with Columbia Threadneedle
185
Trustee, Columbia Funds
since November 2001

TRUSTEES AND OFFICERS
(continued)
48 Thematic Beta ETFs | Annual Report 2020
The Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established. The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the
Ofﬁcers of the Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’
other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc.
since January 2015 (previously, Vice President and Chief Counsel,
January 2010-December 2014); officer of Columbia Funds and affiliated funds since
2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer
(Principal Financial
Officer)(2009) and
Senior Vice President
(2019)
Vice President, Head of North American Operations, and Co-Head of Global
Operations, Columbia Management Investment Advisers, LLC, since June 2019
(previously Vice President – Accounting and Tax, May 2010 – May 2019); senior officer of Columbia Funds and affiliated funds since 2002 (previously Treasurer and Chief Accounting Officer, January 2009 – January 2019 and December 2015 –
January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019), and
Principal Financial Officer
(2020)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010; Chief Compliance Officer, Columbia Acorn/ Wanger Funds since
December 2015.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Daniel J. Beckman
225 Franklin St.
Boston, MA 02110
Born 1962
Senior Vice President
(2020)
Vice President – Head of North America Product, Columbia Management Investment
Advisers, LLC (since April 2015); previously, Senior Vice President of Investment
Product Management, Fidelity Financial Advisor Solutions, a division of Fidelity
Investments (January 2012 – March 2015).
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart -Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

LIQUIDITY RISK MANAGEMENT PROGRAM
Thematic Beta ETFs | Annual Report 2020 49
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (“Program”).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the “Committee”). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through
December 31, 2019, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
50 Thematic Beta ETFs | Annual Report 2020
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT (available for filings after March 31, 2019). The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
225 Franklin Street
Boston, MA, 02110
ANN279_03_K01_(05/20)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Brian J. Gallagher, Pamela G. Carlton, Anthony M. Santomero, and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Gallagher, Ms. Carlton, Mr. Santomero, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing. Fiscal Year 2019 also includes fees from four funds that liquidated during the period

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2020 and March 31, 2019 are approximately as follows:

20202019

$45,000             $94,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2020 and March 31, 2019 are approximately as follows:

2020	2019
$0	$2,500

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended March 31, 2020 and March 31, 2019, there were no Audit- Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2020 and March 31, 2019 are approximately as follows:

2020	2019
$0	$75,600

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. During the fiscal years ended March 31, 2020 and March 31, 2019, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2020 and March 31, 2019 are approximately as follows:

2020	2019
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended March 31, 2020 and March 31, 2019, there were no Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

*****

(e)(2) 100% of the services performed for items (b) through (d) above during 2020 and 2019 were pre-approved by the registrant's Audit Committee.

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2020 and March 31, 2019 are approximately as follows:

2020	2019
$0	$78,100

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board's independent

Trustees, Brian J. Gallagher, Pamela G. Carlton, Anthony Santomero, and Sandra L. Yeager are all members of the Audit Committee.

(b)Not Applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	May 22, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	May 22, 2020
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	May 22, 2020